SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	$ 124,268	$ 110,955
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	56,684	40,147
Europe and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	15,233	13,609
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	$ 52,352	$ 57,200